Expense Example - FidelitySAIUSValueIndexFund-PRO - FidelitySAIUSValueIndexFund-PRO - Fidelity SAI U.S. Value Index Fund - Fidelity SAI U.S. Value Index Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141